Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
For periods prior to the acquisition on November 1, 2021:
Business operations
The Company used services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shared the services of employees with AIC. The Company reimbursed its affiliates for the operating expenses incurred on behalf of the Company. The Company was charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $136 million, $191 million and $211 million in 2021, 2020 and 2019, respectively.
Agent loan sale and securitization
On December 22, 2016, ELIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. On December 16, 2019, investors in the notes approved redemption of the original notes and AFCAL issued replacement notes at new terms. Concurrent with redemption, AFC sold agent loans with a fair value of $222 million to AFCAL, and AFCAL used the loans as collateral in the issuance of additional notes. Investors in the notes were as follows:

($ in millions)	December 31, 2020
Class A Notes, Due March 10, 2037 (1)
Allstate New Jersey Insurance Company	$101
AHL	62
First Colonial Insurance Company	9
Allstate Fire & Casualty Insurance Company	10
Allstate Property and Casualty Insurance Company	9
Allstate Indemnity Company	4
Esurance Insurance Company	7
North Light Specialty Insurance Company	4
Allstate Vehicle and Property Insurance Company	2
Allstate New Jersey Property and Casualty Insurance Company	2
Esurance Property and Casualty Insurance Company	4
Subtotal - Class A	214
Class B Deferrable Notes, Due March 10, 2037
Everlake Life Insurance Company	214
Class C Deferrable Notes, Due March 10, 2037
Everlake Life Insurance Company	168
Subordinated Notes, Due March 10, 2037
Everlake Life Insurance Company	45
Total	$641
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(1)As of December 31, 2020, $74 million of these notes have an annual interest rate of 3.16% and $140 million have an annual interest rate of 3.36%.
AFCAL was a VIE established as a bankruptcy-remote entity whose assets were isolated from those of ELIC and were not available to ELIC’s creditors. ELIC was the primary beneficiary since ELIC had control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL was included in ELIC’s consolidated financial statements. Transactions between ELIC, AFC and AFCAL were eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $568 million of agent loans, zero cash and $214 million of notes due to related parties as of December 31, 2020.
The Company incurred interest expense related to these notes of $7 million in 2020 and $5 million in 2019.
On August 16, 2021, ELIC agreed to allow AFCAL to redeem all the outstanding notes at fair value. AFCAL was dissolved on September 22, 2021.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate AHL whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The majority of these agreements were recaptured and terminated on November 1, 2021. In connection with the recaptures, the Company recorded reductions in the following line items: invested assets of $171 million, cash of $16 million, DAC of $31 million, contractholder funds of $146 million, and reserve for life-contingent contract benefits of $49 million. The $24 million loss on the transaction was recorded as an decrease to retained income since the transaction was between entities under common control.
Effective December 1, 2020, ELIC entered into a coinsurance reinsurance agreement with EAC to assume all of EAC’s term and interest-sensitive life insurance policies, and to recapture certain interest-sensitive life insurance policies previously ceded to EAC. In connection with the agreement, the Company recorded invested assets of $534 million, DAC of $245 million, reserve for life-contingent contract benefits of $118 million, contractholder funds of $256 million and reduced reinsurance recoverables by $397 million. The $59 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
ELIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ELIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company received distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agents and exclusive financial specialists. For these services, the Company incurred commission and other distribution expenses of $3 million in each year of 2021, 2020 and 2019. This agreement was terminated on November 1, 2021.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Everlake Assignment Company (formerly known as Allstate Assignment Company) and prior to July 1, 2001 Everlake Settlement Corporation (“ESC”, formerly known as Allstate Settlement Corporation), both wholly owned subsidiaries of ELIC, purchased annuities from ELIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ESC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ESC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ELIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $3.12 billion and $4.73 billion as of December 31, 2021 and 2020, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).
Surplus notes
On December 2, 2016, the Company purchased for cash a $40 million, 3.07% surplus note due December 2, 2036 that was issued by EAC. No payment of principal or interest was permitted on the surplus note without the written approval from the proper regulatory authority. The surplus note was classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million in both 2020 and 2019. On December 1, 2020, with regulatory approval, EAC repaid the entire principal of this surplus note.
Liquidity and intercompany loan agreements
The Company was party to an Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) with certain of its affiliates, which include, but are not limited to, AIC, EAC and the Corporation. The Liquidity Agreement allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each served as a lender and borrower, EAC and certain other affiliates served only as borrowers, and the Corporation served only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Advances bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2020. The Company was terminated from the Liquidity Agreement on November 1, 2021.
In addition to the Liquidity Agreement, the Company had an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company was at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2020. The Company was terminated from the intercompany loan agreement on November 1, 2021.
Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ELIC, had a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2020. RBI was dividended to AIC on May 1, 2021, so is no longer a subsidiary of ELIC.
Capital support agreement
The Company had a capital support agreement with AIC. Under the terms of this agreement, AIC agreed to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement was limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company paid AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remained available on January 1 of such year. The Company or AIC had the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio was at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. During 2021 and 2020, no capital was provided by AIC under this agreement. The agreement was terminated on November 1, 2021.
External financing agreement
In January 2017, ELIC Reinsurance Company (“ELIC Re”, formerly known as ALIC Reinsurance Company), a wholly owned subsidiary of the Company, entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that is held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ELIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The impacts of the agreement are eliminated in consolidation and have no impact on the Consolidated Statements of Financial Position.
Dividends
The Company paid dividends of $392 million to AIC consisting of investments with fair values of $40 million and $333 million on April 1, 2021 and May 1, 2021, respectively, and cash of $19 million on June 30, 2021. The Company also paid a dividend of $1.25 billion in cash to AIC on November 1, 2021. The Company did not pay dividends in 2020 and paid $75 million to AIC in the form of cash in 2019.
For periods subsequent to the acquisition on November 1, 2021:
Business operations
Everlake Services Company, an affiliate of the Company, provides services and administrative activities to the Company. The Company reimburses Everlake Services Company for costs incurred in providing these services. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. In 2021, the total costs allocated to the Company for these services totaled $41 million.
Reinsurance
On November 1, 2021, ELIC entered into a funds withheld reinsurance agreement with Everlake Reinsurance Limited (“ERL”), an affiliate of the Company, whereby ELIC ceded to ERL 35% of the majority of ELIC’s net in force policies. This includes life insurance, accident and health insurance, and fixed and immediate annuities. In consideration for ERL’s assumption of these liabilities, ELIC initially transferred assets of $7.4 billion, an amount based on the statutory liabilities of the ceded policies (net of other reinsurance), to a funds withheld portfolio. ELIC also paid ERL a ceding commission in cash and assets in the amount of $500 million. In connection with the agreement, the Company recorded reinsurance recoverables of $4.9 billion, funds withheld payable of $5.7 billion, and deferred cost of reinsurance asset of $1.3 billion. Reinsurance recoverables were not recorded for investment contracts, including fixed annuities and non-life contingent immediate annuities, that are subject to the agreement. The initial deposits for these investment contracts are included in the deferred cost of reinsurance on the Consolidated Statements of Financial Position. The deferred cost of reinsurance will be amortized into income using the estimated average remaining lives for the respective product group.
Investment management
On November 1, 2021, the Company and Blackstone ISG-1 Advisors LLC (“BIS”) entered in an Investment Management Agreement whereby BIS provides investment management services and advice. In 2021, the Company incurred investment expense for these services totaling $11 million.
Investment purchase
On November 8, 2021, the Company acquired equity interests in BXC DL (WH) Holdings, LLC, a direct lending warehouse facility, from Blackstone Treasury Holdings II L.L.C. for a purchase price in the amount of $231 million.
Affiliated variable interest entities
ELIC invested in a Blackstone managed direct lending securitization structure (“Azul”) in fourth quarter 2021. The directly originated corporate loans, which are senior secured loans with middle market private companies, were transferred to a dedicated special purpose vehicle and ELIC owns a vertical strip of rated notes and equity. The notes will use the underlying directly originated corporate loans as collateral. Azul is a VIE established as a bankruptcy-remote entity whose assets were isolated from those of ELIC and are not available to ELIC’s creditors. ELIC is the primary beneficiary since ELIC owns 100% of the investments and therefore substantially all of the activities of Azul are considered to be conducted on ELIC’s behalf. ELIC also has the obligation to absorb significant losses and the rights to residual returns. Therefore, Azul is consolidated by ELIC and is included in ELIC’s consolidated financial statements. Transactions between ELIC and Azul are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $937 million of directly originated corporate loans (reported in other investments) and $32 million of cash as of December 31, 2021.
ELIC invested in a Blackstone managed aviation loan securitization structure (“Maybay”) in fourth quarter 2021. The aviation loans were transferred to a dedicated special purpose vehicle and ELIC owns a vertical strip of rated notes and equity. The notes will use the underlying aviation loans as collateral. Maybay is a VIE established as a bankruptcy-remote entity whose assets were isolated from those of ELIC and are not available to ELIC’s creditors. ELIC is the primary beneficiary since ELIC owns 100% of the investments and therefore substantially all of the activities of Maybay are considered to be conducted on ELIC’s behalf. ELIC also has the obligation to absorb significant losses and the rights to residual returns. Therefore, Maybay is consolidated by ELIC and is included in ELIC’s consolidated financial statements. Transactions between ELIC and Maybay are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $197 million of aviation loans (reported in other investments) and $2 million of cash as of December 31, 2021.
ELIC invested in a Blackstone managed multi-tiered structure that includes three distribution centers with in-place triple net leases (“TNL”) in fourth quarter 2021. ELIC invested 66.67% of the debt and equity of the structure. TNL is a VIE. ELIC is not the primary beneficiary because it does not independently have the power to direct the activities of TNL and substantially all of the activities of TNL are not being conducted on behalf of ELIC. Therefore, TNL is not consolidated by ELIC. ELIC’s debt investment is reported as a fixed income security and the equity investment is reported as a limited partnership interest. The Company’s Consolidated Statements of Financial Position included $237 million of fixed income securities and $29 million of limited partnership interests as of December 31, 2021 related to the investment in TNL.
Income taxes
ELIC, ELIC Re, EAC, and Everlake Distributors, LLC are party to a Consolidated Federal Income Tax Agreement to provide for the allocation of consolidated federal income tax liability and the manner of computation of the amounts and times of payments (see Note 13).
Dividends
The Company paid dividends of $350 million in cash to Everlake US Holdings Company on November 1, 2021.